Financial Instruments and Risk Management (Additional Information) (Details) $ in Millions		12 Months Ended
		Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)
Interest rate swap [Member]
Financial Instruments And Derivatives [Line Items]
Number of interest rate swap agreements		2
Financial instrument expiration date		Oct. 06, 2017
Notional amount	[1]	$ 609.7	$ 405.4
Foreign exchange contracts [Member]
Financial Instruments And Derivatives [Line Items]
Maximum remaining maturity of foreign currency derivatives		349 days	336 days
Notional amount		$ 192.6	$ 141.6
Interest Rate Swap Forward Starting [Member]
Financial Instruments And Derivatives [Line Items]
Financial instrument expiration date		Jul. 13, 2020
Notional amount		$ 288.8
Derivative, effective date		Oct. 17, 2016

[1]	Includes a forward starting interest rate swap with a notional amount of $288.8 million, which has an effective date of October 17, 2016.